                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:
                                              --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Empire Capital Management, LLC
            ------------------------------------------
Address:    1 Gorham Island
            ------------------------------------------
            Westport, CT 06880
            ------------------------------------------

            ------------------------------------------


 Form 13F File Number: 28-
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James Morley
          --------------------------------------------
Title:    Client Service Representative
          --------------------------------------------
Phone:    212-713-9117
          --------------------------------------------

Signature, Place, and Date of Signing:

James Morley                      New York, NY                     2/14/07
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                     None
                                              -----------------------

Form 13F Information Table Entry Total:                 52
                                              -----------------------

Form 13F Information Table Value Total:              $298,982
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                     28-
         -----          ------------------      ------------------------

                           FORM 13F INFORMATION TABLE


COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      INVESTMENT
NAME OF            TITLE OF                     VALUE         SHRS OR   SH/   PUT/    DISCRETION      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]       PRN AMT   PRN   CALL SOLE SHARED NONE  MANAGERS    SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO
 DEVICES INC       COMMON        007903107      $6,829,033.00  335579    N          X                 FINE      335579   0        0
AGERE SYSTEMS INC  COMMON        00845V308      $2,501,685.00  130500    N          X                 FINE      130500   0        0
AMERICAN TOWER
 SYSTEM CORP       COMMON        029912201      $2,868,771.00   76952    N          X                 FINE       76952   0        0
AVAYA INC          COMMON        053499109      $1,535,004.00  109800    N          X                 FINE      109800   0        0
BLUE COAT
 SYSTEMS INC       OTC EQ        09534T508     $12,963,943.00  541292    N          X                 FINE      541292   0        0
BUSINESS OBJECTS
 SA SPONSO         OTC EQ        12328X107     $15,238,746.00  386280    N          X                 FINE      386280   0        0
CALL NOVATEL
 WIRELESS MAR      CALL O        66987M7CU        $182,875.00   77000    C          X                 FINE       77000   0        0
CHORDIANT SOFTWARE
 INC COM           OTC EQ        170404107      $9,348,350.00 2824275    N          X                 FINE     2824275   0        0
CIENA CORP         OTC EQ        171779309      $5,062,617.00  182700    N          X                 FINE      182700   0        0
CISCO SYSTEMS INC  OTC EQ        17275R102     $17,106,120.00  625910    N          X                 FINE      625910   0        0
COGNOS INC         OTC EQ        19244C109      $3,766,202.00   88700    N          X                 FINE       88700   0        0
DIGITAL VIDEO
 SYSTEMS INC       OTC EQ        25387R506         $21,661.00  154724    N          X                 FINE      154724   0        0
ENDWAVE CORP       OTC EQ        29264A206      $2,178,260.00  201132    N          X                 FINE      201132   0        0
ENTRUST INC        OTC EQ        293848107     $10,155,939.00 2378440    N          X                 FINE     2378440   0        0
ERICCSON L M TEL
 CO ADR CL         OTC EQ        294821608      $8,643,416.00  214850    N          X                 FINE      214850   0        0
F5 NETWORKS INC    OTC EQ        315616102      $5,713,799.00   76995    N          X                 FINE       76995   0        0
FIBERTOWER CORP    OTC EQ        31567R100      $1,691,970.00  287750    N          X                 FINE      287750   0        0
FOUNDRY NETWORKS
 INC               OTC EQ        35063R100      $4,327,722.00  288900    N          X                 FINE      288900   0        0
GARMIN LTD         OTC EQ        G37260109      $4,959,306.00   89100    N          X                 FINE       89100   0        0
GOOGLE INC         OTC EQ        38259P508     $17,737,690.00   38520    N          X                 FINE       38520   0        0
I D SYSTEMS INC
 DEL               OTC EQ        449489103     $15,755,935.00  837191    N          X                 FINE      837191   0        0
KANA SOFTWARE INC  OTC EQ        483600300     $11,177,145.00 3548300    N          X                 FINE     3548300   0        0
LANTRONIX INC      OTC EQ        516548104     $10,036,049.00 6127762    N          X                 FINE     6127762   0        0
LINEAR TECHNOLOGY
 CORP              OTC EQ        535678106      $3,138,120.00  103500    N          X                 FINE      103500   0        0
LUMERA CORPORATION OTC EQ        55024R106      $1,503,060.00  246000    N          X                 FINE      246000   0        0
MOBILE TELESYSTEMS
 OJSC              COMMON        607409109      $8,267,749.00  164729    N          X                 FINE      164729   0        0
MONSTER WORLDWIDE
 INC               OTC EQ        611742107     $15,717,680.00  337000    N          X                 FINE      337000   0        0
NEUSTAR INC        COMMON        64126X201      $3,331,588.00  102700    N          X                 FINE      102700   0        0
NUANCE
 COMMUNICATIONS
 INC               OTC EQ        67020Y100      $8,664,906.00  756100    N          X                 FINE      756100   0        0
OASYS MOBILE INC   OTC EQ        67421G104        $948,016.00 2370039    N          X                 FINE     2370039   0        0

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
OPEN JOINT STOCK
 CO VIMPEL         COMMON        68370R109      $2,313,630.00   29305    N          X                 FINE       29305   0        0
PALM INC           OTC EQ        696643105      $1,648,530.00  117000    N          X                 FINE      117000   0        0
PROTOKINETIX INC
 COM               OTC EQ        743722100      $1,615,324.00 3511573    N          X                 FINE     3511573   0        0
PUT AVICI SYSTEMS
 IN MAR 7          PUT OP        05367L7OU        $312,130.00  445900    P          X                 FINE      445900   0        0
PUT S&P 500 INDEX
 FEB 1430          PNOP          6488157NF      $1,729,190.00   72200    N          X                 FINE       72200   0        0
QIMONDA AG
 SPONSORED ADR     COMMON        746904101      $1,066,096.00   60885    N          X                 FINE       60885   0        0
QLOGIC CORP        OTC EQ        747277101      $5,698,433.00  259965    N          X                 FINE      259965   0        0
RED HAT INC        COMMON        756577102      $3,068,200.00  133400    N          X                 FINE      133400   0        0
SATYAM COMPUTER
 SVCS LTD          COMMON        804098101      $3,498,953.00  145729    N          X                 FINE      145729   0        0
SEAGATE TECHNOLOGY
 HOLDING           COMMON        G7945J104      $6,365,963.00  240225    N          X                 FINE      240225   0        0
SIGMA DESIGNS INC  OTC EQ        826565103      $4,540,560.00  178411    N          X                 FINE      178411   0        0
SILICON IMAGE INC  OTC EQ        82705T102        $423,576.00   33300    N          X                 FINE       33300   0        0
SILICON
 LABORATORIES INC  OTC EQ        826919102      $3,367,980.00   97200    N          X                 FINE       97200   0        0
SONUS NETWORKS INC OTC EQ        835916107      $3,490,064.00  529600    N          X                 FINE      529600   0        0
STMICROELECTRONICS
 N V               COMMON        861012102      $6,127,200.00  333000    N          X                 FINE      333000   0        0
STOCKERYALE INC    OTC EQ        86126T203      $3,622,067.00 2829740    N          X                 FINE     2829740   0        0
SUN MICROSYSTEMS
 INC               OTC EQ        866810104     $14,411,075.00 2658870    N          X                 FINE     2658870   0        0
SYNAPTICS INC      OTC EQ        87157D109      $4,597,467.00  154849    N          X                 FINE      154849   0        0
TESSERA
 TECHNOLOGIES INC  OTC EQ        88164L100      $2,706,814.00   67100    N          X                 FINE       67100   0        0
TEXAS INSTRUMENTS
 INC               COMMON        882508104      $5,488,560.00  190575    N          X                 FINE      190575   0        0
TIME WARNER
 TELECOM INC CL    OTC EQ        887319101        $978,563.00   49100    N          X                 FINE       49100   0        0
TUMBLEWEED
 COMMUNICATIONS    OTC EQ        899690101     $10,538,783.00 4007142    N          X                 FINE     4007142   0        0
                                               $85,295,528.00

Total                                          $298,982,515.00